Additional information: condensed financial statements of the Company (Condensed balance sheets) (Parenthetical) (Details) ¥ in Millions	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 shares
Accounting Standards Update 2015-03 [Member]
Condensed balance sheets [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets | ¥	¥ 25.3
Class A common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000		10,000,000,000	10,000,000,000
Common shares, shares issued	750,115,028		728,227,848	706,173,568
Common shares, shares outstanding	750,115,028		728,227,848	706,173,568
Class B common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share) | $ / shares		0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000		1,000,000,000	1,000,000,000
Common shares, shares issued	359,557,976		369,557,976	427,352,696
Common shares, shares outstanding	359,557,976		369,557,976	427,352,696
Parent [Member] | Class A common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share) | $ / shares		0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000		10,000,000,000
Common shares, shares issued	750,115,028		728,227,848
Common shares, shares outstanding	750,115,028		728,227,848
Parent [Member] | Class B common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000		1,000,000,000
Common shares, shares issued	359,557,976		369,557,976
Common shares, shares outstanding	359,557,976		369,557,976